EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY	9 Months Ended
Sep. 30, 2024
Disclosure of transactions in foreign currency [abstract]
EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY

NOTE 22. EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY
The item composition as of the indicated dates is detailed below:

Originated by:	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
For Purchase-Sale of Foreign Currency	31,501,716	47,065,137	27,222,787	37,027,258
For valuation of Assets and Liabilities in foreign currency	1,660,873	82,057,626	162,608,330	357,595,100
Total	33,162,589	129,122,763	189,831,117	394,622,358